MERGER WITH FRONTLINE 2012 (Details 4) - USD ($) $ in Thousands	Dec. 31, 2015	Nov. 30, 2015	Dec. 31, 2014
Business Acquisition [Line Items]
Fair value of net assets acquired and liabilities assumed		$ (333,298)
Goodwill	$ 225,273		$ 0
Reverse acquisition [Member]
Business Acquisition [Line Items]
Total purchase price consideration		558,571
Fair value of net assets acquired and liabilities assumed		(333,298)
Reverse stock split [Member]
Business Acquisition [Line Items]
Goodwill		$ 225,273